Consolidated Statement of Changes in Equity - USD ($)	Common Stock	Share Premium	Accumulated other Comprehensive Loss	Accumulated Deficit	Total
Balance at Dec. 31, 2021	$ 4,409	$ 52,673,000	$ (7,221,294)	$ (24,936,747)	$ 20,519,368
Balance (in Shares) at Dec. 31, 2021	44,100,200
Net loss				(14,245,878)	(14,245,878)
Compensation of share-based awards		1,657,709			1,657,709
Exercise of share-based awards	$ 2	5,172			5,174
Exercise of share-based awards (in Shares)	19,974
Foreign currency translation adjustment			(336,705)		(336,705)
Balance at Dec. 31, 2022	$ 4,411	54,335,881	(7,557,999)	(39,182,625)	7,599,668
Balance (in Shares) at Dec. 31, 2022	44,120,174
Net loss				(33,814,719)	(33,814,719)
Compensation of share-based awards		1,983,760			1,983,760
Exercise of share-based awards	$ 9	8,116			8,125
Exercise of share-based awards (in Shares)	89,482
Exercise of PFG warrant	$ 15	(15)
Exercise of PFG warrant (in Shares)	146,671
Issuance of common stock upon reverse recapitalization, net of fees	$ 422	(7,204,415)			(7,203,993)
Issuance of common stock upon reverse recapitalization, net of fees (in Shares)	4,218,263
Issuance of common stock upon settlement of restricted stock units	$ 846			(846)
Issuance of common stock upon settlement of restricted stock units (in Shares)	8,461,504
Repurchase of private/public warrants and reclassification of public warrants from equity to liability		(8,662,493)		7,391,994	(1,270,499)
Balance at Dec. 31, 2023	$ 5,703	40,460,834	(7,557,999)	(65,606,196)	(32,697,658)
Balance (in Shares) at Dec. 31, 2023	57,036,094
Net loss				(73,880,982)	(73,880,982)
Compensation of share-based awards		14,578,192			14,578,192
Exercise of share-based awards	$ 119	21,082,233			21,082,352
Exercise of share-based awards (in Shares)	1,183,010
Exercise of incentive shares issued to convertible note holders	$ 384	7,566,771			7,567,155
Exercise of incentive shares issued to convertible note holders (in Shares)	3,841,195
Repurchase of public warrants		(89,970)			(89,970)
Conversion of convertible notes into shares	$ 121	1,999,879			2,000,000
Conversion of convertible notes into shares (in Shares)	1,212,120
Balance at Dec. 31, 2024	$ 6,327	$ 85,597,939	$ (7,557,999)	$ (139,487,178)	$ (61,440,911)
Balance (in Shares) at Dec. 31, 2024	63,272,419